Additional financial information to consolidated statement of financial position (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Additional financial information to consolidated statement of financial position
Net current liabilities	¥ 87,910	¥ 80,839
Total assets less current liabilities	¥ 295,857	¥ 286,630